RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Nistec [Member]	6 Months Ended
	Jun. 30, 2024 ILS (₪)	Jun. 30, 2024 USD ($)
Related Party Transaction [Line Items]
Percentage of mark up related to actual price of purchase	20.00%	20.00%
Percentage of standard discount	5.00%	5.00%
Percentage of commission	14.25%	14.25%
Total purchases	₪ 3,000,000
Management Fee Expense	120	$ 32
Reimbursement expense	₪ 10,000	$ 2,700